SHARE-BASED COMPENSATION - Warrants Activity (Details) - Warrants	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Restricted Stock
Balance as of the beginning of the period | shares	1,968,300
Exercised | shares	(1,968,300)
Assumed from the Business Combination | shares	28,489,500
Granted | shares	6,928,578
Balance as of the end of the period | shares	35,418,078
Weighted Average Exercise Price
Balance as of beginning of period (in dollar per share) | $ / shares	$ 0.16
Exercised (in dollar per share) | $ / shares	0.16
Assumed from the Business Combination (in dollar per share) | $ / shares	11.50
Granted (in dollar per share) | $ / shares	10.43
Balance as of end of period (in dollar per share) | $ / shares	$ 11.35